UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [x]; Amendment Number: 8
   This Amendment (Check only one.):	[  ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Karpus Investment Management
Address:   183 Sully's Trail
	   Pittsford, New York 14534

Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680

Signature, Place, and Date of Signing:

		George Karpus			Pittsford, NewYork 14534		    November 15, 2007
		  [Signature]			 	[City, State]		                [Date]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     N/A

Form 13F Information Table Entry Total:   202

Form 13F Information Table Value Total:  1,009,808.31
					           (thousands)


Confidential information has been omitted from this public Form 13F report and filed separately with the Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]





























Form 13F Information Table
Column 1
Name of Issuer
Column 2
Title of Class
Column 3
CUSIP
Column 4
Value (x$1000)
Column 5
Shares or Prn Amt
Column 6
Investment Discretion
Column 7
Other Managers
Column 8
Voting Authority
ABERDEEN ASIA-PAC INCOME FD
Common Stock
003009107
8,995.95
1,441,658
Sole
N/a
Sole
ADAMS EXPRESS COMPANY
Common Stock
006212104
14,536.20
972,321
Sole
N/a
Sole
ADVENT/CLAYMORE ENH GR & INC
Common Stock
00765E104
341.43
19,600
Sole
N/a
Sole
ALLIANCE NATIONAL MUNI INC
Common Stock
01864U106
939.45
65,059
Sole
N/a
Sole
AMERICAN INCOME FUND INC
Common Stock
02672T109
Confidential/ Omitted
Filed separately with SEC
Sole
N/a
Sole
AMERICAN STRATEGIC INCOME PT
Common Stock
030098107
191.38
16,700
Sole
N/a
Sole
ASA LTD
Common Stock
G3156P103
333.23
4,455
Sole
N/a
Sole
ASIA PACIFIC FUND INC
Common Stock
044901106
1,373.93
42,340
Sole
N/a
Sole
BANCROFT FUND LTD
Common Stock
059695106
697.42
32,666
Sole
N/a
Sole
BLACKROCK CORE BOND TRUST
Common Stock
09249E101
986.15
79,850
Sole
N/a
Sole
BLACKROCK DIVIDEND ACHIEVERS
Common Stock
09250N107
3,022.74
216,995
Sole
N/a
Sole
BLACKROCK ENH CAP AND INC
Common Stock
09256A109
3,370.94
159,912
Sole
N/a
Sole
BLACKROCK FL MUNI 2020 TERM
Common Stock
09250M109
637.93
47,500
Sole
N/a
Sole
BLACKROCK FLORIDA INSD 2008
Common Stock
09247H106
12,770.55
874,695
Sole
N/a
Sole
BLACKROCK FLORIDA INVT QUAL
Common Stock
09247B109
354.86
29,400
Sole
N/a
Sole
BLACKROCK INSD MUNI TERM TR
Common Stock
092474105
Confidential/ Omitted
Filed separately with SEC
Sole
N/a
Sole
BLACKROCK LNG-TM MUN ADV TST
Common Stock
09250B103
168.58
13,650
Sole
N/a
Sole
BLACKROCK MUNI INTERM DURATI
Common Stock
09253X102
565.51
40,050
Sole
N/a
Sole
BLACKROCK MUNIENHANCED FUND
Common Stock
09253Y100
1,342.39
129,200
Sole
N/a
Sole
BLACKROCK MUNIHOLDINGS CA INC
Common Stock
09254L107
1,699.98
127,722
Sole
N/a
Sole
BLACKROCK MUNIHOLDINGS FL INSURED FD
Common Stock
09254P108
4,570.71
352,678
Sole
N/a
Sole
BLACKROCK MUNIHOLDINGS IN II
Common Stock
09254C107
5,755.76
464,549
Sole
N/a
Sole
BLACKROCK MUNIHOLDINGS INSUR
Common Stock
09254A101
4,626.06
375,187
Sole
N/a
Sole
BLACKROCK MUNIHOLDINGS NY INSURED FD
Common Stock
09255C106
1,589.16
116,936
Sole
N/a
Sole
BLACKROCK MUNIYIELD CA INSUR
Common Stock
09254N103
1,948.70
146,850
Sole
N/a
Sole
BLACKROCK MUNIYIELD CALI FD
Common Stock
09254M105
536.39
40,300
Sole
N/a
Sole
BLACKROCK MUNIYIELD FL FUND
Common Stock
09254R104
2,302.53
174,964
Sole
N/a
Sole
BLACKROCK MUNIYIELD FLORIDA
Common Stock
09254T100
919.67
70,150
Sole
N/a
Sole
BLACKROCK MUNIYIELD INSURED
Common Stock
09254E103
4,576.64
340,524
Sole
N/a
Sole
BLACKROCK MUNIYIELD MI INS 2
Common Stock
09254W103
482.24
37,325
Sole
N/a
Sole
BLACKROCK MUNIYIELD MI INSUR
Common Stock
09254V105
2,589.69
187,931
Sole
N/a
Sole
BLACKROCK MUNIYIELD NY INSUR
Common Stock
09255E102
1,080.87
83,853
Sole
N/a
Sole
BLACKROCK MUNIYIELD PA INSUR
Common Stock
09255G107
1,153.60
82,400
Sole
N/a
Sole
BLACKROCK MUNIYIELD QUAL II
Common Stock
09254G108
3,718.56
309,880
Sole
N/a
Sole
BLACKROCK MUNIYIELD QUALITY
Common Stock
09254F100
932.22
67,650
Sole
N/a
Sole
BLACKROCK NEW YORK INSD 2008
Common Stock
09247L107
16,014.65
1,054,289
Sole
N/a
Sole
BLACKROCK STRAT DVD ACHV TRS
Common Stock
09249Y107
13,870.06
1,027,412
Sole
N/a
Sole
BOULDER TOTAL RETURN FUND
Common Stock
101541100
532.48
25,200
Sole
N/a
Sole
CAPITAL SOUTHWEST CORPORATION
Common Stock
140501107
838.33
6,829
Sole
N/a
Sole
CASTLE CONVERTIBLE FUND
Common Stock
148443104
385.95
15,500
Sole
N/a
Sole
CENTRAL EUROPE & RUSSIA FUND
Common Stock
153436100
767.06
13,695
Sole
N/a
Sole
CENTRAL SECURITIES CORP
Common Stock
155123102
900.82
31,876
Sole
N/a
Sole
CHINA FUND INC
Common Stock
169373107
404.10
8,210
Sole
N/a
Sole
CITIGROUP GLOBAL MAR-NOTES
Common Stock
173079658
193.02
18,400
Sole
N/a
Sole
CLAYMORE/RAYMOND JAM SB-1 EQ
Common Stock
183833102
Confidential/ Omitted
Filed separately with SEC
Sole
N/a
Sole
COHEN & STEERS REIT UTI & INCOME FD
Common Stock
19247Y108
14,152.65
678,459
Sole
N/a
Sole
COHEN & STEERS SEL UTILITY
Common Stock
19248A109
12,667.66
485,723
Sole
N/a
Sole
CONSUMER STAPLES SPDR
Common Stock
81369Y308
2,953.46
105,556
Sole
N/a
Sole
DEFINED STRATEGY FUND INC
Common Stock
24476Y100
Confidential/ Omitted
Filed separately with SEC
Sole
N/a
Sole
DELAWARE INV AZ MUNI INCM FD
Common Stock
246100101
204.10
15,700
Sole
N/a
Sole
DREMAN/CLAYMORE DVD & INCOME
Common Stock
26153R100
1,205.59
60,370
Sole
N/a
Sole
DREYFUS MUNICIPAL INCOME INC
Common Stock
26201r102
279.61
32,250
Sole
N/a
Sole
DREYFUS STRATEGIC MUNI BD FD
Common Stock
26202F107
186.71
22,280
Sole
N/a
Sole
DTF TAX-FREE INCOME INC
Common Stock
23334J107
2,567.75
180,700
Sole
N/a
Sole
DWS GLBL COMMOD STOCK FD INC
Common Stock
23338Y100
16,243.08
828,306
Sole
N/a
Sole
DWS MUNICIPAL INCOME TRUST
Common Stock
23338M106
6,595.55
610,134
Sole
N/a
Sole
DWS RREEF REAL ESTATE FD INC
Common Stock
233384106
272.90
12,315
Sole
N/a
Sole
EATON VANCE FLORIDA MUNI INC
Common Stock
27826B100
Confidential/ Omitted
Filed separately with SEC
Sole
N/a
Sole
EATON VANCE INSD OH MU BD
Common Stock
27828L106
410.61
29,950
Sole
N/a
Sole
EATON VANCE INSURED FLORIDA
Common Stock
27828E102
Confidential/ Omitted
Filed separately with SEC
Sole
N/a
Sole
EATON VANCE INSURED MUNI II
Common Stock
27827K109
919.05
63,165
Sole
N/a
Sole
EATON VANCE MI MUNICIPAL INC
Common Stock
27826D106
312.32
23,500
Sole
N/a
Sole
EATON VANCE NJ MUNICIPAL INC
Common Stock
27826V106
802.02
57,700
Sole
N/a
Sole
EATON VANCE OH MUNICIPAL INC
Common Stock
27826G109
283.71
20,800
Sole
N/a
Sole
EATON VANCE PA MUNICIPAL INC
Common Stock
27826T101
238.90
17,400
Sole
N/a
Sole
EATON VANCE SHORT DUR DIV INCOME FD
Common Stock
27828V104
4,196.90
249,370
Sole
N/a
Sole
EATON VANCE T/A GL DVD INCM
Common Stock
27828S101
1,327.02
47,855
Sole
N/a
Sole
EATON VANCE TAX-ADV DVD INC
Common Stock
27828G107
4,807.54
167,277
Sole
N/a
Sole
EMERGING MKTS TELECOMM FUND
Common Stock
290890102
236.15
10,005
Sole
N/a
Sole
FIRST FINANCIAL FUND INC
Common Stock
320228109
837.12
65,915
Sole
N/a
Sole
FIRST TRUST ABERDEEN GLOBAL
Common Stock
337319107
3,268.56
186,775
Sole
N/a
Sole
FLAH & CRUM/CLAYMORE PFD S I
Common Stock
338478100
1,518.55
83,345
Sole
N/a
Sole
FORT DEARBORN INCOME SEC
Common Stock
347200107
4,900.27
353,555
Sole
N/a
Sole
GABELLI DIVIDEND & INCOME TR
Common Stock
36242H104
8,847.77
411,333
Sole
N/a
Sole
GABELLI GLOBAL MULTIMEDIA TR
Common Stock
36239Q109
5,598.83
404,979
Sole
N/a
Sole
GENERAL AMERICAN INVESTORS
Common Stock
368802104
281.72
6,910
Sole
N/a
Sole
GSI GROUP INC
Common Stock
36229U102
113.00
10,000
Sole
N/a
Sole
H & Q LIFE SCIENCES INVSTRS
Common Stock
404053100
672.71
49,720
Sole
N/a
Sole
INDIA FUND INC
Common Stock
454089103
331.50
6,105
Sole
N/a
Sole
ING CLARION GL R/E INCOME FD
Common Stock
44982G104
296.25
15,000
Sole
N/a
Sole
INSURED MUNI INCOME FUND
Common Stock
45809F104
Confidential/ Omitted
Filed separately with SEC
Sole
N/a
Sole
INVESTMENT GRADE MUNI INC FD
Common Stock
461368102
1,909.15
140,379
Sole
N/a
Sole
ISHARES LEHMAN 20+ YR TREAS
Common Stock
464287432
1,103.59
12,439
Sole
N/a
Sole
ISHARES LEHMAN 7-10YR TREAS
Common Stock
464287440
1,012.93
12,076
Sole
N/a
Sole
ISHARES LEHMAN TRES INF PR S
Common Stock
464287176
1,035.60
10,150
Sole
N/a
Sole
ISHARES MSCI AUSTRALIA INDEX
Common Stock
464286103
2,535.31
79,763
Sole
N/a
Sole
ISHARES MSCI CANADA
Common Stock
464286509
7,354.89
224,714
Sole
N/a
Sole
ISHARES MSCI EAFE INDEX FUND
Common Stock
464287465
700.45
8,481
Sole
N/a
Sole
ISHARES MSCI EMERGING MKT INDEX
Common Stock
464287234
1,517.96
10,157
Sole
N/a
Sole
ISHARES MSCI EMU
Common Stock
464286608
3,484.94
28,825
Sole
N/a
Sole
ISHARES MSCI FRANCE INDEX FD
Common Stock
464286707
4,654.04
121,010
Sole
N/a
Sole
ISHARES MSCI HONG KONG INDEX
Common Stock
464286871
1,876.61
89,235
Sole
N/a
Sole
ISHARES MSCI JAPAN INDEX FD
Common Stock
464286848
7,073.00
493,236
Sole
N/a
Sole
ISHARES MSCI PACIFIC EX JPN
Common Stock
464286665
1,383.12
8,317
Sole
N/a
Sole
ISHARES MSCI SPAIN INDEX FD
Common Stock
464286764
2,990.57
49,187
Sole
N/a
Sole
ISHARES MSCI SWEDEN INDEX FD
Common Stock
464286756
984.77
26,630
Sole
N/a
Sole
ISHARES MSCI UNITED KINGDOM
Common Stock
464286699
11,249.28
437,205
Sole
N/a
Sole
ISHARES S&P EUROPE 350
Common Stock
464287861
4,551.18
38,181
Sole
N/a
Sole
JAPAN SMALLER CAPITALIZATION
Common Stock
47109U104
687.68
66,250
Sole
N/a
Sole
JF CHINA REGION FUND INC
Common Stock
46614T107
1,248.14
41,425
Sole
N/a
Sole
JOHN HAN BK & THRIFT OPP FD
Common Stock
409735107
562.91
68,816
Sole
N/a
Sole
JOHN HANCOCK INCOME SECS TR
Common Stock
410123103
325.50
23,300
Sole
N/a
Sole
JOHN HANCOCK INVEST TRUST
Common Stock
410142103
379.26
21,000
Sole
N/a
Sole
JOHN HANCOCK PATR SELECT DIV
Common Stock
41013U102
340.36
26,800
Sole
N/a
Sole
JOHN HANCOCK PFD INCOME III
Common Stock
41021P103
1,628.32
80,770
Sole
N/a
Sole
JOHN HANCOCK T/A DVD INCOME
Common Stock
41013V100
8,598.90
454,247
Sole
N/a
Sole
KOREA EQUITY FUND
Common Stock
50063B104
296.70
21,816
Sole
N/a
Sole
LATIN AMERICA EQUITY FD INC
Common Stock
51827Q106
1,099.50
20,380
Sole
N/a
Sole
LAZARD GLOBAL TOT RT & INC
Common Stock
52106W103
6,157.16
276,602
Sole
N/a
Sole
LMP CAPITAL AND INCOME FUND
Common Stock
50208A102
9,400.35
475,005
Sole
N/a
Sole
MACQUARIE GLOBAL INFR TOT RT
Common Stock
55608D101
1,405.97
48,700
Sole
N/a
Sole
MACQUARIE/FT GL INT/UT DV IN
Common Stock
55607W100
627.97
23,670
Sole
N/a
Sole
MBIA CAP/CLAYMORE MGD DUR IN
Common Stock
55266X100
4,770.62
374,460
Sole
N/a
Sole
MEXICO FUND INC
Common Stock
592835102
2,658.89
62,695
Sole
N/a
Sole
MFS CHARTER INCOME TRUST
Common Stock
552727109
Confidential/ Omitted
Filed separately with SEC
Sole
N/a
Sole
MFS GOVT MARKETS INC TRUST
Common Stock
552939100
46,370.08
6,759,487
Sole
N/a
Sole
MFS INTERMARKET INC TRUST I
Common Stock
59318R103
916.15
112,965
Sole
N/a
Sole
MFS INTERMEDIATE INC TRUST
Common Stock
55273C107
Confidential/ Omitted
Filed separately with SEC
Sole
N/a
Sole
MFS MULTIMARKET INC TRUST
Common Stock
552737108
13,723.91
2,340,965
Sole
N/a
Sole
MONTGOMERY ST INCOME SEC INC
Common Stock
614115103
3,610.02
215,010
Sole
N/a
Sole
MORGAN STANLEY ASIA PACIFIC
Common Stock
61744U106
17,516.62
779,556
Sole
N/a
Sole
MORGAN STANLEY HIGH YIELD FD
Common Stock
61744M104
163.94
28,610
Sole
N/a
Sole
MORGAN STANLEY INCOME SECS
Common Stock
61745P874
1,482.59
96,712
Sole
N/a
Sole
MORGAN STANLEY INDIA INVEST
Common Stock
61745C105
404.59
7,955
Sole
N/a
Sole
MORGAN STANLEY INSD MUNI INC
Common Stock
61745P791
1,075.88
77,625
Sole
N/a
Sole
MORGAN STANLEY MUNI PREM INC
Common Stock
61745P429
238.48
27,100
Sole
N/a
Sole
MORGAN STANLEY NY QUAL MUNI
Common Stock
61745P528
182.71
13,810
Sole
N/a
Sole
NEUBERGER BERMAN INTMD MUNI
Common Stock
64124P101
483.37
36,730
Sole
N/a
Sole
NEUBERGER BERMAN NY INTMD MU
Common Stock
64124k102
787.29
59,643
Sole
N/a
Sole
NEUBERGER BERMAN REALTY INC
Common Stock
64126G109
2,532.28
121,569
Sole
N/a
Sole
NEW GERMANY FUND
Common Stock
644465106
26,211.86
1,495,257
Sole
N/a
Sole
NEW IRELAND FUND INC
Common Stock
645673104
1,137.12
40,395
Sole
N/a
Sole
NUVEEN CA DVD ADV MUNI FD 2
Common Stock
67069X104
298.51
21,600
Sole
N/a
Sole
NUVEEN CALIFORNIA SELECT QUALITY MUN FD
Common Stock
670975101
179.01
13,000
Sole
N/a
Sole
NUVEEN DVD ADVANTAGE MUNI FD
Common Stock
67066V101
362.51
25,350
Sole
N/a
Sole
NUVEEN FLORIDA INV QUAL MUNI
Common Stock
670970102
2,323.91
173,945
Sole
N/a
Sole
NUVEEN FLORIDA QUAL INC MUNI
Common Stock
670978105
4,394.90
327,245
Sole
N/a
Sole
NUVEEN INS FL T/F ADV MUN FD
Common Stock
670655109
580.03
44,075
Sole
N/a
Sole
NUVEEN INSD DVD ADV MUNI FD
Common Stock
67071L106
2,095.10
149,650
Sole
N/a
Sole
NUVEEN INSD FLORIDA PREMIUM
Common Stock
67101V108
2,078.97
150,650
Sole
N/a
Sole
NUVEEN INSD NEW YORK PREMIUM
Common Stock
67101R107
174.33
12,875
Sole
N/a
Sole
NUVEEN INSD PREM INC MUNI II
Common Stock
6706D8104
1,411.01
113,334
Sole
N/a
Sole
NUVEEN INSD QUALITY MUNI FD
Common Stock
67062N103
233.20
16,850
Sole
N/a
Sole
NUVEEN MUNI MKT OPPORTUNITY
Common Stock
67062W103
1,629.98
118,200
Sole
N/a
Sole
NUVEEN NEW YORK PERF+ MUNI
Common Stock
67062R104
170.17
11,900
Sole
N/a
Sole
NUVEEN NEW YORK SELECT QUAL
Common Stock
670976109
514.83
37,145
Sole
N/a
Sole
NUVEEN NY INV QUAL MUNI FD
Common Stock
67062X101
200.02
14,600
Sole
N/a
Sole
NUVEEN NY QUALITY INC MUNI
Common Stock
670986108
2,822.56
209,700
Sole
N/a
Sole
NUVEEN OHIO QUALITY INC MUNI
Common Stock
670980101
318.24
22,100
Sole
N/a
Sole
NUVEEN PENN INV QUAL MUNI FD
Common Stock
670972108
1,650.35
120,905
Sole
N/a
Sole
NUVEEN PERFORMANCE PLUS MUNI
Common Stock
67062P108
2,980.99
213,080
Sole
N/a
Sole
NUVEEN PREMIER INSD MUNI INC
Common Stock
670987106
1,224.35
88,850
Sole
N/a
Sole
NUVEEN PREMIER MUNI INC FD
Common Stock
670988104
4,474.92
336,460
Sole
N/a
Sole
NUVEEN PREMIUM INC MUNI FD 2
Common Stock
67063W102
960.30
71,345
Sole
N/a
Sole
NUVEEN PREMIUM INC MUNI FD 4
Common Stock
6706K4105
2,117.19
175,700
Sole
N/a
Sole
NUVEEN PREMIUM INC MUNI FUND
Common Stock
67062T100
1,704.18
125,215
Sole
N/a
Sole
NUVEEN QUALITY INCOME MUNI
Common Stock
670977107
2,526.15
184,122
Sole
N/a
Sole
PIMCO MUNI ADVANTAGE FUND INC
Common Stock
722015104
14,312.45
1,095,900
Sole
N/a
Sole
PIMCO NEW YORK MUNICIPAL III
Common Stock
72201E105
567.90
41,850
Sole
N/a
Sole
PIONEER TAX ADV BALANCED FD
Common Stock
72388R101
Confidential/ Omitted
Filed separately with SEC
Sole
N/a
Sole
POWERSHARES ZACKS S/C PTFL
Common Stock
73935X674
8,018.09
289,253
Sole
N/a
Sole
PROSPECT STREET INCOME SHRS
Common Stock
743590101
973.45
177,962
Sole
N/a
Sole
PUTNAM HIGH YIELD MUNI TRUST
Common Stock
746781103
1,895.58
269,259
Sole
N/a
Sole
PUTNAM INV GRADE MUNI TRUST
Common Stock
746805100
11,746.00
1,220,998
Sole
N/a
Sole
PUTNAM MANAGED MUNI INCM TRS
Common Stock
746823103
125.52
17,265
Sole
N/a
Sole
PUTNAM MUNI OPPORTUNITIES TR
Common Stock
746922103
4,687.63
405,855
Sole
N/a
Sole
PUTNAM MUNICIPAL BOND FUND
Common Stock
74683V100
130.57
10,945
Sole
N/a
Sole
PUTNAM PREMIER INCOME TRUST
Common Stock
746853100
45,546.45
7,172,669
Sole
N/a
Sole
RMR HOSPITALITY & REAL ESTAT
Common Stock
74963J108
207.46
11,100
Sole
N/a
Sole
RYDEX S&P EQUAL WEIGHT ETF
Common Stock
78355W106
15,023.84
300,537
Sole
N/a
Sole
S&P QUAL RANK GL EQ MGD TRST
Common Stock
09250D109
287.51
16,107
Sole
N/a
Sole
SINGAPORE FUND INC
Common Stock
82929L109
1,713.96
90,830
Sole
N/a
Sole
SPDR TRUST SERIES 1
Common Stock
78462F103
12,767.44
83,677
Sole
N/a
Sole
SUNAMERICA FOCUSED ALPHA GR
Common Stock
867037103
17,740.34
863,277
Sole
N/a
Sole
SUNAMERICA FOCUSED ALPHA L/C
Common Stock
867038101
560.55
28,225
Sole
N/a
Sole
SWISS HELVETIA FUND
Common Stock
870875101
11,543.35
638,456
Sole
N/a
Sole
TAIWAN FUND INC
Common Stock
874036106
316.53
14,480
Sole
N/a
Sole
TAIWAN GREATER CHINA FUND
Common Stock
874037104
809.54
104,188
Sole
N/a
Sole
TECHNOLOGY SELECT SECT SPDR
Common Stock
81369Y803
2,863.46
106,172
Sole
N/a
Sole
TEMPLETON DRAGON FUND INC
Common Stock
88018T101
2,439.28
77,168
Sole
N/a
Sole
TEMPLETON EMERGING MKTS FND
Common Stock
880191101
858.27
36,077
Sole
N/a
Sole
THE EUROPEAN EQUITY FUND, INC
Common Stock
298768102
731.86
56,124
Sole
N/a
Sole
TRANSAMERICA INCOME SHARES
Common Stock
893506105
462.77
23,325
Sole
N/a
Sole
TRI-CONTINENTAL CORPORATION
Common Stock
895436103
69,868.47
2,881,174
Sole
N/a
Sole
VAN KAMP PENN VAL MUNI INCOM
Common Stock
92112T108
547.86
39,585
Sole
N/a
Sole
VAN KAMP TR/INV GRD MUNIS
Common Stock
920929106
968.03
65,718
Sole
N/a
Sole
VAN KAMPEN ADV MUNI INCOM II
Common Stock
92112K107
134.93
10,500
Sole
N/a
Sole
VAN KAMPEN BOND FUND
Common Stock
920955101
Confidential/ Omitted
Filed separately with SEC
Sole
N/a
Sole
VAN KAMPEN OHIO QUAL MUNI TR
Common Stock
920923109
214.36
14,425
Sole
N/a
Sole
VAN KAMPEN SEL SECTOR MUNI
Common Stock
92112M103
860.27
69,098
Sole
N/a
Sole
VANGUARD SMALL-CAP ETF
Common Stock
922908751
3,523.62
48,488
Sole
N/a
Sole
WA/CLAY US INFL-LKD OPP&INC
Common Stock
95766R104
44,386.04
3,796,924
Sole
N/a
Sole
WA/CLAY US INFL-LKD SEC&INC
Common Stock
95766Q106
3,124.64
267,750
Sole
N/a
Sole
WESTERN ASSET 2008 WORLDWIDE
Common Stock
95766W103
Confidential/ Omitted
Filed separately with SEC
Sole
N/a
Sole
WESTERN ASSET GLOBAL HIGH INC
Common Stock
95766B109
992.34
79,451
Sole
N/a
Sole
WESTERN ASSET INCOME FUND
Common Stock
95766T100
147.20
10,000
Sole
N/a
Sole
WESTERN ASSET INFLATION MANA
Common Stock
95766U107
17,563.11
1,100,446
Sole
N/a
Sole
WESTERN ASSET INTERMEDIATE
Common Stock
958435109
2,281.78
250,195
Sole
N/a
Sole
WESTERN ASSET MANAGED MUNICI
Common Stock
95766M105
1,792.84
162,395
Sole
N/a
Sole
WESTERN ASSET MUNICIPAL PART
Common Stock
95766P108
Confidential/ Omitted
Filed separately with SEC
Sole
N/a
Sole
WESTERN ASSET VARIABLE RATE
Common Stock
957667108
10,000.44
591,392
Sole
N/a
Sole
ZWEIG FUND INC
Common Stock
989834106
3,212.33
616,570
Sole
N/a
Sole
Total Securities: 202				1,009,808.31